Basis of Presentation and Significant Accounting Policies - Summary of Disaggregation of Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 73,274	$ 78,080	$ 283,228	$ 292,835
Point in Time
Disaggregation Of Revenue [Line Items]
Total net revenue	61,497	66,431	236,313	252,742
Over a period of Time
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 11,777	$ 11,649	$ 46,915	$ 40,093